Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,747,461
Proposed Maximum Offering Price per Unit	0.63
Maximum Aggregate Offering Price	$ 3,620,900.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 500.05
Offering Note	This Registration Statement on Form S-8 covers (i) 3,945,602 shares of common stock, par value $0.0001 per share, of the Registrant (the "Common Stock") that may be issued pursuant to the Registrant's 2021 Stock Incentive Plan (the "Plan") and 1,801,859 shares of Common Stock that may again become available for issuance under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such additional shares of the Common Stock that may be issuable pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Common Stock. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Stock market on March 12, 2026.